Document And Entity Information	Jan. 27, 2021
Cover [Abstract]
Document, Type	8-K
Amendment Flag	false
Document, Period End Date	Jan. 27, 2021
Entity, Registrant Name	CATHAY GENERAL BANCORP
Entity Central Index Key	0000861842
Entity, Emerging Growth Company	false
Entity, File Number	001-31830
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	95-4274680
Entity, Address, Address Line One	777 North Broadway
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90012
City Area Code	213
Local Phone Number	625-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CATY
Security Exchange Name	NASDAQ